Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

The components of and changes in the carrying amount of goodwill follow:

(MILLIONS OF DOLLARS)	U.S.	EuAfME	CLAR	APAC	Total
Balance, December 31, 2012	$502	$157	$163	$163	$985
Other(a)	(2)	(1)	—	—	(3)

Balance, June 30, 2013	$500	$156	$163	$163	$982

(a)	Primarily reflects adjustments for foreign currency translation.

The components and changes in the carrying amount of goodwill follow:

(MILLIONS OF DOLLARS)	U.S.	EuAfME	CLAR	APAC	Total
Balance, December 31, 2010	$476	$148	$155	$155	$934
Additions(a)	28	9	9	9	55

Balance, December 31, 2011	504	157	164	164	989
Other(b)	(2)	—	(1)	(1)	(4)

Balance, December 31, 2012	$502	$157	$163	$163	$985

(a)

Primarily reflects the acquisition of KAH and the formation of Jilin (see Note 4A. Acquisitions, Divestitures and Certain Investments—Acquisition of King Animal Health and Note 4D. Acquisitions, Divestitures and Certain Investments—Certain Investments).

(b)	Primarily reflects adjustments for foreign currency translation.

Components of Identifiable Intangible Assets

The components of identifiable intangible assets follow:

	As of June 30, 2013			As of December 31, 2012
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, Less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, Less Accumulated Amortization
Finite-lived intangible assets:
Developed technology rights	$764	$(196)	$568	$762	$(173)	$589
Brands	216	(94)	122	216	(88)	128
Trademarks and trade names	53	(36)	17	54	(36)	18
Other	121	(115)	6	122	(115)	7

Total finite-lived intangible assets	1,154	(441)	713	1,154	(412)	742
Indefinite-lived intangible assets:
Brands	39	—	39	39	—	39
Trademarks and trade names	67	—	67	67	—	67
In-process research and development	15	—	15	20	—	20

Total indefinite-lived intangible assets	121	—	121	126	—	126

Identifiable intangible assets	$1,275	$(441)	$834	$1,280	$(412)	$868

The components of identifiable intangible assets follow:

	As of December 31,
	2012			2011
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets:
Developed technology rights	$762	$(173)	$589	$755	$(128)	$627
Brands	216	(88)	128	216	(77)	139
Trademarks and trade names	54	(36)	18	54	(30)	24
Other	122	(115)	7	129	(118)	11

Total finite-lived intangible assets	1,154	(412)	742	1,154	(353)	801
Indefinite-lived intangible assets:
Brands	39	—	39	39	—	39
Trademarks and trade names	67	—	67	67	—	67
In-process research and development	20	—	20	21	—	21

Total indefinite-lived intangible assets	126	—	126	127	—	127

Identifiable intangible assets	$1,280	$(412)	$868	$1,281	$(353)	$928

Schedule of Expected Amortization Expense	The annual amortization expense expected for the years 2013 through 2017 is as follows:

(MILLIONS OF DOLLARS)	2013	2014	2015	2016	2017
Amortization expense	$63	$63	$62	$62	$62